FINANCING AND FINANCIAL INSTRUMENTS - Financing Costs (Details) - USD ($) $ in Millions			12 Months Ended
	Dec. 14, 2017	Nov. 20, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Interest expense			$ (879)	$ (1,172)	$ (1,383)
Interest income			56	58	105
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement (note 6.1.5)			578	138	(108)
Accretion of defined benefit obligations and other long term liabilities			(353)	(435)	(399)
Net foreign exchange result			546	(3)	(697)
Other			(823)	(642)	(376)
Total			(875)	(2,056)	$ (2,858)
Premiums and fees for bonds early redeemed			$ 389	$ 399
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about borrowings [line items]
Finance costs	$ 92	$ 79